RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 2,639	$ 2,284
Less: current portion	(377)	(313)
Long-term portion	3,016	2,597
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	5,623
Less: current portion	529
Long-term portion	5,094
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	2,984
Less: current portion	906
Long-term portion	2,078
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(665)	(336)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	364
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,029
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(28)	(43)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	76
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	104
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	150	136
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	225
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	75
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(627)	(390)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	95
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	722
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	4,586	3,765
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	4,586
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(777)	$ (848)
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	277
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 1,054